Estimated Fair Value of Restricted Stock Units on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
12 Months Ended
Mar. 31, 2023
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Expected volatility, lower range	23.68%
Expected volatility, upper range	35.35%
Risk-free interest rate, lower range	7.07%
Risk-free interest rate, upper range	7.57%
Maximum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	0.75%
Expected term (in years)	4 years
Minimum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	0.47%
Expected term (in years)	1 year